SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Aug. 31, 2025	Feb. 28, 2025
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable	$ 416,749	$ 189,650
Less: Allowance for credit losses	110,838	105,429
Accounts receivable, net	305,911	84,221
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable		16,497
Less: Allowance for credit losses		16,497
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable	416,749	173,153
Less: Allowance for credit losses	$ 110,838	$ 88,932